Significant accounting policies and basis of preparation (Policies)	12 Months Ended
Dec. 31, 2020
Significant accounting policies and basis of preparation
Statement of compliance with International Financial Reporting Standards

Statement of compliance with International Financial Reporting Standards

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), and including interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”) as applicable to the preparation of annual financial statements.

These consolidated financial statements were prepared using the same accounting policies and methods as those used in the Company’s consolidated financial statements for the year ended December 31, 2019, with the exception of a change in presentation currency from Canadian dollars (“CAD”) to United States dollars (“USD”) as discussed in Note 3.

Basis of preparation

Basis of preparation

The consolidated financial statements of the Company have been prepared on an accrual basis and are based on historical costs except for derivative liabilities which are measured at fair value. As at December 31, 2020, the Company’s functional currency is CAD and its presentation currency is USD. The change in presentation currency is discussed in Note 3.

Consolidation

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, EMV Automotive USA Inc., from the date of incorporation of January 22, 2018, Intermeccanica, from the date of its acquisition on October 18, 2017, EMV Automotive Technology (Chongqing) Inc., from the date of its incorporation on October 15, 2019, and SOLO EV, LLC, from the date of its incorporation on November 22, 2019. Inter-company balances and transactions, including unrealized income and expenses arising from inter-company transactions, are eliminated on consolidation.

Significant estimates and assumptions

Significant estimates and assumptions

The preparation of financial statements in accordance with IFRS requires the Company to make estimates and assumptions concerning the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Estimates and assumptions where there is significant risk of material adjustments to assets and liabilities in future accounting periods include the estimated recoverable amount of goodwill, intangible assets and other long-lived assets, the useful lives of plant and equipment, fair value measurements for financial instruments and share-based payments, and the recoverability and measurement of deferred tax assets.

The Covid-19 outbreak brings significant uncertainty as to the potential impact on our operations, supply chains for parts and sales channels for our products, and on the global economy as a whole. It is currently not possible to predict how long the pandemic will last or the time that it will take for economic activity to return to prior levels. Therefore, the Company has not changed any estimates and assumptions in the preparation of the financial statements.

Significant judgments

Significant judgments

The preparation of financial statements in accordance with IFRS requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant areas that require judgment from the Company in completing its consolidated financial statements include:

-	the assessment of the Company’s ability to continueoperations and whether there are events or conditions that may give rise to significant uncertainty;
-	the classification of financial instruments; and

the calculation of income taxes require judgement in interpreting tax rules and regulations.

Foreign currency translation

Foreign currency translation

The Company’s functional currency is CAD. The functional currency of Intermeccanica is CAD, the functional currency of EMV Automotive USA Inc. is USD, and the functional currency of EMV Automotive Technology (Chongqing) Inc. is the Chinese RMB. The Company changed its presentation currency from CAD to USD as at December 31, 2020, and the change in presentation currency is discussed in Note 3.

Transactions in foreign currency

Each entity within the consolidated group records transactions using its functional currency, being the currency of the primary economic environment in which it operates. Foreign currency transactions are translated into the respective functional currency of each entity using the foreign currency rates prevailing at the date of the transaction. Period-end balances of monetary assets and liabilities in foreign currency are translated to the respective functional currencies using period-end foreign currency rates. Foreign currency gains and losses arising from the settlement of foreign currency transactions are recognized in profit or loss.

Foreign operations translation

The assets and liabilities of foreign operations are translated into CAD at period-end foreign currency rates. Revenues and expenses of foreign operations are translated into CAD at average rates for the period. Foreign currency translation gains and losses are recognized in other comprehensive loss.

Presentation currency translation

Income Statement and Statement of Cash Flows have been translated into USD using average foreign currency rates prevailing for the relevant reporting periods of years ended December 31, 2020, 2019 and 2018. Assets and liabilities in the Statement of Financial Position have been translated into USD at the closing foreign currency rates on the relevant reporting dates as of December 31, 2020 and 2019. The equity section of the Statement of Financial Position, including foreign currency translation reserve, retained earnings, share capital and the other reserves, have been translated into USD using historical rates; and earnings per share has also been restated to USD to reflect the change in presentation currency.

Segment reporting	Segment reporting The Company’s operations currently consist of two operating segments, which are its reportable segments.
Financial Instruments

Financial Instruments

The Company classifies its financial instruments in the following categories: at fair value through profit or loss (“FVTPL”); or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of financial assets is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at fair value through other comprehensive income (loss) (“ FVTOCI”). Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

The following table shows the classification of the Company’s financial assets and liabilities

Financial assets/liabilities
Cash and cash equivalents	Amortized cost
Restricted cash	Amortized cost
Receivables	Amortized cost
Trade payables and accrued liabilities	Amortized cost
Shareholder loan	Amortized cost
Derivative liability	FVTPL

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of comprehensive loss in the period in which they arise.

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the financial risk on the financial asset has increased significantly since initial recognition. If, at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the 12 month expected credit losses. The Company will recognize in the consolidated statements of comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of comprehensive loss.

Revenue from contracts with customers

Revenue from contracts with customers

Revenue is recognized to the extent that the amount of revenue can be measured reliably and collection is probable.

Part sales

Sales of parts are recognized when the Company has transferred control to the customer which generally occurs upon shipment.

Services, repairs and support services

Services, repairs and support services are recognized in the accounting period when the services are rendered.

Sales of custom build vehicles

The Company manufactures and sells custom built vehicles typically on fixed fee arrangements with its customers. Revenue is recognized when the Company has transferred control to the customer which generally occurs upon shipment.

Sales of electric vehicles

The Company will be manufacturing and selling electric powered one-seater vehicles (the SOLO), which has not yet been commercialized. At this time proceeds of these sales are considered to be incidental revenue and are not being made with the expectation of profit. These are sold to ‘beta’ customers who provide real-world testing and feedback on the vehicles. The revenue generated from sales are recorded against research and development expenses.When the Company start delivering production vehicles to customers, revenue will be recognized when the Company has transferred title of the vehicle to the customer.

Government grants

Government grants

A government grant is recognized if there is reasonable assurance that it will be received and that the Company will comply with the conditions associated with the grant. If the conditions are met, the Company recognizes the grant in profit or loss on a systematic basis in line with its recognition of the expenses that the grant is intended to compensate. For grants related to income, a company can elect to either offset the grant against the related expenditure or include it in other income. Government assistance received by the Company during the period have been accounted for as government grants related to income and have been included in other income.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash and short-term investments with original maturities of less than 180 days and are presented at cost, which approximates market value.
Customer deposits

Customer deposits

Customer deposits consist primarily of advance payments from customers who order the SOLO vehicles. The deposit will be recognized as revenue when the Company starts commercial production and transfers control to the customer which generally occurs upon delivery.

Construction contract liabilities

Construction contract liabilities

Construction contract liabilities consist primarily of advance payments from customers who order custom-built vehicles. The deposit is recognized as revenue when the Company has transferred control to the customer which generally occurs upon shipment.

Deferred revenue

Deferred revenue

Deferred revenue consists primarily of advance payments that may be made to the Company by its manufacturing partner in China, Chongqing Zongshen Automobile Co., Ltd. (“Zongshen”), for royalties to be derived from the sales of SOLOs by Zongshen in China when any such sales are made in accordance with the terms of our manufacturing agreement (the “Manufacturing Agreement”). The deferred revenue from any such royalties will be recognized in profit or loss on a periodic basis as and when the Zongshen builds and sells the permitted number of SOLOs in China under the Manufacturing Agreement.

Inventory

Inventory

Inventory consists of parts and cars held for resale or for use in fixed fee contracts and is valued at the lower of cost and net realizable value. Cost is determined on the first-in, first-out basis.

Trademarks and patents	Trademarks and patents The Company expenses legal fees and filing costs associated with the development of its trademarks and patents.
Plant and equipment

Plant and equipment

Plant and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced asset is derecognized. All other repairs and maintenance are charged to the consolidated statements of comprehensive loss during the financial period in which they are incurred.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the consolidated statements of comprehensive loss.

Amortization is calculated on a straight-line method to write off the cost of the assets to their residual values over their estimated useful lives. The amortization rates applicable to each category of plant and equipment are as follows:

Class of plant and equipment	Amortization rate
Furniture and equipment	20%
Computer hardware	33%
Computer software	50%
Vehicles	33%
Production molds	33%
Leasehold improvements	over term of lease
Right of use assets	over term of lease

Share-based payments

Share-based payments

Share-based  compensation expenses are measured at the fair value of the instruments issued and amortized over the vesting periods.  Share-based payment expenses to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received.  The corresponding amounts are recorded to the share-based payment reserve. The fair value of options is determined using a Black–Scholes pricing model. The number of options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest.

Restricted Stock Units

Restricted Stock Units

Restricted Stock Units (“RSU”s) are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its current 2020 Stock Incentive Plan (the “Plan”) which was ratified by Company shareholders on July 9, 2020. RSUs are accounted for as equity-settled share based payment transactions as the obligations under an RSU will be settled through the issuance of common shares. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statement of comprehensive loss over the vesting period.

Deferred Stock Units

Deferred Stock Units

Deferred Stock Units (“DSU”s) are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its Plan. DSUs are accounted for as equity-settled share based payment transactions as the terms of a DSU provide the Company with the choice of whether to settle in cash or by issuing equity instruments. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statement of comprehensive loss in the period they are granted (immediate vesting)

Loss per share

Loss per share

Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. For all periods presented, the loss attributable to common shareholders equals the reported loss attributable to owners of the Company. Fully diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of fully diluted loss per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period.

Research and development expenses

Research and development expenses

Research costs are expensed when incurred and are stated net of government grants. Development costs including direct material, direct labour and contract service costs are capitalized as intangible assets when: the Company can demonstrate that the technical feasibility of the project has been established; the Company intends to complete the asset for use or sale and has the ability to do so; the asset can generate probable future economic benefits; the technical and financial resources are available to complete the development; and the Company can reliably measure the expenditure attributable to the intangible asset during its development. After initial recognition, internally generated intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses. These capitalized costs are amortized on a straight-line basis over the estimated useful life. To date, the Company did not have any development costs that met the capitalization criteria.

Derivative Liability

Derivative Liability

The Company accounts for its warrants as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated statements of financial position and no further adjustments to their valuation are made. Warrants classified as derivative liabilities that require separate accounting as liabilities are recorded on the Company’s consolidated statement of financial position at their fair value on the date of issuance and will be revalued on each subsequent statement of financial position date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield and risk-free interest rate.

Leases

Leases

In January 2016, the IASB issued IFRS 16 Leases (“IFRS 16”), which replaced IAS 17 Leases (“IAS 17”) and related interpretations.  IFRS 16 introduces a single lessee accounting model eliminating the previous distinction between finance and operating leases.  IFRS 16 requires the recognition of lease-related assets and liabilities on the statements of financial position, except for short-term leases and leases of low value underlying assets. Lessor accounting remained substantially unchanged.

The Company adopted IFRS 16 on January 1, 2019. The Company transitioned to IFRS 16 in accordance with the modified retrospective approach. The comparative information has not been restated and continues to be reported under IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease. In calculating the lease liability at this date, the Company has chosen to apply  practical expedients in IFRS 16, which include:

(i)	recognition exemption of short-term leases;
(ii)	recognition exemption of low-value leases;
(iii)	application of a single discount rate to a portfolio of leases with similar characteristics on transition;
(iv)	exclusion of initial direct costs from the measurement of the right-of-use assets upon transition;
(v)	application of hindsight in determining the applicable lease term at the date of transition; and
(vi)	election to not separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component.

The adoption of IFRS 16 resulted in an increase of $1.6 million in total assets and total liabilities each for recognition of right-of-use assets and lease liabilities, respectively, and had no impact to opening retained earnings as at January 1, 2019.  The majority of our property leases, which were previously treated as operating leases, were impacted by IFRS 16. The adoption of IFRS 16 has resulted in:

(i)

higher non-current assets related to the initial recognition of the present value of our unavoidable future lease payments as right-of-use assets under property, plant and equipment, adjusted by the amount of any prepaid or accrued lease payments relating to the lease recognized in the balance sheet as at January 1, 2019;

(ii)

higher current and non-current liabilities related to the concurrent recognition of lease liabilities, which are measured at the present value of the remaining fixed lease payments, discounted by our weighted average incremental borrowing rate of 5% to 10% as of January 1, 2019;

(iii)

replacement of rent expense previously recorded in operating expenses with depreciation expense of these right-of-use assets and higher finance costs related to the accretion and interest expense of the corresponding lease liabilities; and

(iv)	variable lease payments and non-lease components are expensed as incurred.

The new standard does not change the amount of cash transferred between the lessor and lessee but impacts the presentation of the operating and financing cash flows presented on the Company’s consolidated statement of cash flows by decreasing operating cash flows and increasing financing cash flows.

When measuring lease liabilities, the Company discounted lease payments using its incremental borrowing rate at January 1, 2019 of 5% to10%.

Operating lease commitment at December 31, 2018 as disclosed in the Company’s financial statement	$1,575,738
Discounting effect using the incremental borrowing rate at January 1, 2019	278,192
1,297,546
Extension options reasonably certain to be exercised	255,978
Lease liabilities recognized at January 1, 2019	$1,553,524

As a lessee

The Company assesses whether a contract is or contains a lease at the inception of the contract. Leases are recognized as a right-of-use asset and corresponding lease liability at the lease commencement date. The lease liability is measured at the present value of the future fixed payments and variable lease payments that depend on an index or rate over the lease term, less any lease incentives receivable, discounted using the lessee’s incremental borrowing rate, unless the implicit interest rate in the lease can be easily determined.

Lease liabilities are subsequently measured at amortized cost using the effective interest rate method. Lease terms applied are the contractual non-cancellable periods of the lease, plus periods covered by renewal or termination options, if the Company is reasonably certain to exercise those options. Lease liabilities are remeasured (with a corresponding adjustment to the right-of-use asset) when there is a change in the lease term, a change in the future lease payments resulting from a change in an index or rate used to determine those payments or when the lease contract is modified and the lease modification is not accounted for as a separate lease.

The right-of-use assets include the initial measurement of the corresponding lease liabilities, lease payments at or before the commencement date and any initial direct costs, less any lease incentives received before the commencement date. The right-of-use assets are subsequently measured at cost and are depreciated on a straight-line basis from the date the underlying asset is available for use over the lease term.

The Company recognizes the lease payments associated with these leases as an expense on a straight line basis over the lease term.

As a lessor

When the Company acts as an intermediate lessor, it determines at lease inception whether each lease is a finance lease or an operating lease and accounts for its interest in the head lease and the sublease separately. It assesses the lease classification of a sublease with reference to the right-of-use asset arising from the head lease, not with reference to the underlying asset. If a head lease is a short-term lease to which the Company applies the exemption described above, then it classifies the sublease as an operating lease.

Impairment of assets

Impairment of assets

The carrying amount of the Company’s long-lived assets with finite useful lives (which include plant and equipment and intangible assets) is reviewed at each reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit (CGU) assets exceeds its recoverable amount. The Company has identified two CGUs including electric vehicles, which develop and manufacture electric vehicles for mass markets, and custom-built vehicles which develop and manufacture high-end custom-built vehicles. Impairment losses are recognized in the consolidated statements of comprehensive loss.

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount.  Any reversal of impairment cannot increase the carrying value of the asset to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years.

Goodwill and other intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment at both CGU assets level and total assets level, or more frequently if indicators of impairment exist.

Income taxes

Income taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income. Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Tax Credits

The Company earns scientific research and experimental development activity (“SR&ED”) tax credits with respect to its research and development expenses. The benefit of these SR&ED tax credits is recorded as a reduction of research and development expenses when their recoverability is reasonably expected.  The SR&ED tax credits earned while the Company was Canadian Controller Private Corporation (as defined by Canadian income tax legislation) are refundable to the Company and are recorded as a receivable, while the tax credits earned now that the Company is a public company (as defined under Canadian tax laws) can be used to reduce future Canadian income taxes payable.

Deferred income tax

Deferred income tax is recognized, using the liability method, on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. Deferred income tax assets and deferred income tax liabilities are offset if a deferred income taxes relate to the same taxable entity and the same taxation authority.